Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩ (662,164)	₩ (1,333,967)	₩ 516,734
Recognition of right of use assets and lease liabilities	₩ 51,757	₩ 29,733